Filed with the U.S. Securities and Exchange Commission on November 4, 2016

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	686	[	X	]
and/or
		[	X	]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	687	[	X	]
(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code:  (626) 914-7363
Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)
Copy to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue
Suite 1700
New York, New York 10103

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 686 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 685 on Form N 1A filed on October 28, 2016.  This PEA No. 686 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 685 to the Trust’s Registration Statement for its series: Portfolio 21 Global Equity Fund, Trillium All Cap Fund and Trillium Small/Mid Cap Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 686 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on November 4, 2016.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 686 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	November 4, 2016
Dorothy A. Berry

Wallace L. Cook*	Trustee	November 4, 2016
Wallace L. Cook

Eric W. Falkeis*	Trustee	November 4, 2016
Eric W. Falkeis

Carl A. Froebel*	Trustee	November 4, 2016
Carl A. Froebel

Steven J. Paggioli*	Trustee	November 4, 2016
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	November 4, 2016
Elaine E. Richards	Executive Officer

/s/ Aaron Perkovich	Treasurer and Principal	November 4, 2016
Aaron Perkovich	Financial and Accounting Officer

*By: /s/Elaine E. Richards		November 4, 2016
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE